Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 213,986	£ 199,577
Cash collateral and settlement balances, undiscounted	67,704	67,748
Repurchase agreements and other similar secured lending, undiscounted	2,132	7,381
Debt securities in issue, undiscounted	34,041	39,588
Subordinated liabilities, undiscounted	45,960	40,586
Trading portfolio liabilities, undiscounted	35,212	36,614
Financial liabilities designated at fair value, undiscounted	212,237	225,488
Derivative financial instruments, undiscounted	228,965	219,612
Other financial liabilities, undiscounted	2,871	2,466
Total financial liabilities, undiscounted cash flows	843,108	839,060
On demand [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	158,218	155,788
Cash collateral and settlement balances, undiscounted	3,077	3,446
Repurchase agreements and other similar secured lending, undiscounted	7	1,331
Debt securities in issue, undiscounted	0	26
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	35,212	36,614
Financial liabilities designated at fair value, undiscounted	13,952	14,280
Derivative financial instruments, undiscounted	228,338	219,527
Other financial liabilities, undiscounted	217	141
Total financial liabilities, undiscounted cash flows	439,021	431,153
Not more than three months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	39,844	29,301
Cash collateral and settlement balances, undiscounted	64,614	64,295
Repurchase agreements and other similar secured lending, undiscounted	1,491	5,561
Debt securities in issue, undiscounted	12,473	13,749
Subordinated liabilities, undiscounted	207	306
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	128,203	144,693
Derivative financial instruments, undiscounted	0	13
Other financial liabilities, undiscounted	1,388	1,982
Total financial liabilities, undiscounted cash flows	248,220	259,900
Over three months but not more than six months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	7,138	6,066
Cash collateral and settlement balances, undiscounted	13	5
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	4,627	5,779
Subordinated liabilities, undiscounted	845	0
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	11,020	6,948
Derivative financial instruments, undiscounted	0	0
Other financial liabilities, undiscounted	19	0
Total financial liabilities, undiscounted cash flows	23,662	18,798
Over six months and not later than nine months [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	5,457	4,739
Cash collateral and settlement balances, undiscounted	0	2
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	6,332	8,637
Subordinated liabilities, undiscounted	1,302	123
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	10,597	12,731
Derivative financial instruments, undiscounted	8	0
Other financial liabilities, undiscounted	34	0
Total financial liabilities, undiscounted cash flows	23,730	26,232
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,648	1,887
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	3
Debt securities in issue, undiscounted	3,229	5,454
Subordinated liabilities, undiscounted	18,750	10,477
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	13,500	16,528
Derivative financial instruments, undiscounted	79	6
Other financial liabilities, undiscounted	819	343
Total financial liabilities, undiscounted cash flows	38,025	34,698
Over three years but not more than five years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	532	568
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	485	0
Debt securities in issue, undiscounted	3,582	1,195
Subordinated liabilities, undiscounted	9,875	12,420
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,054	7,679
Derivative financial instruments, undiscounted	45	3
Other financial liabilities, undiscounted	99	0
Total financial liabilities, undiscounted cash flows	22,672	21,865
Over five years and not later than ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	554	412
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	486
Debt securities in issue, undiscounted	3,508	4,519
Subordinated liabilities, undiscounted	6,364	6,867
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,519	5,008
Derivative financial instruments, undiscounted	99	4
Other financial liabilities, undiscounted	197	0
Total financial liabilities, undiscounted cash flows	18,241	17,296
Over ten years [member]
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	595	816
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	149	0
Debt securities in issue, undiscounted	290	229
Subordinated liabilities, undiscounted	8,617	10,393
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	19,392	17,621
Derivative financial instruments, undiscounted	396	59
Other financial liabilities, undiscounted	98	0
Total financial liabilities, undiscounted cash flows	£ 29,537	£ 29,118